Shareholder Report, Line Graph (Details) 199951_Aquarius International Fund_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Apr. 17, 2018	Aug. 31, 2026
Aquarius International Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Aquarius International Fund
Accumulated Value	$ 14,785	$ 13,047	$ 10,915	$ 9,755	$ 12,418	$ 10,216	$ 9,406	$ 9,610	$ 10,000	$ 18,459
MSCI ACWI ex USA Gross Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex USA Gross Index
Accumulated Value	$ 16,018	$ 13,796	$ 11,614	$ 10,324	$ 12,762	$ 10,179	$ 9,357	$ 9,624	$ 10,000	$ 20,486